Cover	Jun. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2021
Entity File Number	001-37590
Entity Registrant Name	CERECOR INC.
Entity Central Index Key	0001534120
Entity Tax Identification Number	45-0705648
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	540 Gaither Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	410
Local Phone Number	522-8707
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	CERC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false